Financing Receivable, Net - Additional Information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounts Notes And Loans Receivable [Line Items]
Weighted average interest rates of financing receivables (as a percent)	22.20%	24.90%
Financing receivable, charged-off	¥ 913,940	¥ 1,078,705	¥ 815,421
Financing receivables, non-accrual status	76,700	177,900
Interest and late payment fees earned from non-accrual financing receivables	135,600	78,800	¥ 53,900
Loan VII
Accounts Notes And Loans Receivable [Line Items]
Collateral amount	1,193,000	325,700
Installment Purchase Loans
Accounts Notes And Loans Receivable [Line Items]
Financing receivable, charged-off	201,400	186,900
Personal Installment Loans
Accounts Notes And Loans Receivable [Line Items]
Financing receivable, charged-off	¥ 3,392,100	¥ 2,802,900
Maximum
Accounts Notes And Loans Receivable [Line Items]
Installment purchase loans and personal installment loans original term	3 years